ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

7. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	December 31, 2024	September 30, 2024

Asset retirement obligations, beginning of the year	$392,977	$260,167
Obligations recognized	-	27,859
Obligations derecognized	-	-
Revisions of estimates	-	68,159
Accretion expense	14,971	36,792
	$407,948	$392,977

During the year ended September 30, 2024, the Company had a revision of estimates totaling $68,159 primarily due to changes in the timing of expected cash flows.

Reclamation deposits

As of December 31, 2024, the Company held reclamation deposits of $75,000 (September 30, 2024 - $75,000), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2024

(UNAUDITED)

7. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	2024	2023

Asset retirement obligations, beginning of the year	$260,167	$236,412
Obligations recognized	27,859	-
Obligations derecognized	-	(287)
Revisions of estimates	68,159	(7,934)
Accretion expense	36,792	31,976
	$392,977	$260,167

During the year ended September 30, 2024, the Company had a revision of estimates totaling $68,159 (2023 - $7,934) primarily due to changes in the timing of expected cash flows. During the year ended September 30, 2023, the Company incurred plugging and abandonment costs of $66,354 and recognized a loss of $66,067 on the settlement.

Reclamation deposits

As of September 30, 2024, the Company held reclamation deposits of $75,000 (September 30, 2023 - $145,000), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the year ended September 30, 2024, the Company redeemed $70,000 in reclamation deposits.